Operating Costs - Information About Operating Costs (Parenthetical) (Detail) - United Breweries Limited [Member] £ in Millions, shares in Millions	12 Months Ended
Jun. 30, 2016 GBP (£) shares
Expense by nature [line items]
Associate company shares sold | shares	8.5
Gain on sale of shares | £	£ 28